Capitalized Software Development Cost (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Amortization expense related to capitalized software development costs	$ 4,000.000	$ 0	$ 4,198	$ 0
Impairment capitalized software costs		$ 0		$ 0
Software, In-Development [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible asset, finite lived, useful life	5 years		5 years